UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21702

          BlackRock Health Sciences Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Health Sciences Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

 BlackRock Health Sciences Trust (BME)

Shares		Description	Value

		COMMON STOCKS — 92.7%
		Canada — 0.6%
165,100	[1]	Cardiome Pharma Corp.	$ 1,163,955

		France — 2.3%
104,800		Sanofi-Aventis	4,537,840

		Switzerland — 6.0%
177,400		Roche Holding AG	12,092,152

		United Kingdom — 1.0%
45,600		AstraZeneca PLC	2,072,064

		United States — 82.8%
41,300		Abbott Laboratories	1,925,819
313,300	[1]	Abgenix, Inc.	3,248,921
72,800	[1]	Alexion Pharmaceuticals, Inc.	1,895,712
71,000	[1]	Amgen, Inc.	5,662,250
114,200	[1]	Applera Corp - Celera Genomics Group	1,409,228
159,900	[1]	Arena Pharmaceuticals, Inc.	1,386,333
50,900	[1]	Aspect Medical Systems, Inc.	1,679,700
10,500		Bausch & Lomb, Inc.	888,825
151,900		Baxter International, Inc.	5,965,113
124,898	[1]	BioMarin Pharmaceuticals, Inc.	1,061,633
106,200		Bristol-Myers Squibb Co.	2,652,876
211,200	[1]	Caremark Rx, Inc.	9,415,296
34,000		Cigna Corp.	3,629,500
109,700	[1]	Community Health Systems, Inc.	4,235,517
15,000	[1]	Coventry Health Care, Inc.	1,060,950
58,500		CR Bard, Inc.	3,907,215
223,900	[1]	Cytyc Corp.	5,588,544
36,100	[1]	DJ Orthopedics, Inc.	885,533
20,600		Dentsply International, Inc.	1,148,450
61,500	[1]	Encysive Pharmaceuticals, Inc.	781,665
42,500	[1]	Express Scripts, Inc.	2,222,750
337,900	[1]	Gene Logic, Inc.	1,662,468
104,600	[1]	Genentech, Inc.	9,343,918
14,700		Guidant Corp.	1,011,360
51,300	[1]	Hospira, Inc.	1,962,225
23,107	[1]	ICOS Corp.	582,527
147,800	[1]	Incyte Corp.	1,177,966
30,567	[1]	InterMune, Inc.	462,479
44,800		iShares Dow Jones U.S. Healthcare Sector Index Fund	2,816,128
172,800	[1]	Keryx Biopharmaceuticals, Inc.	2,897,856
35,100	[1]	Kindred Healthcare, Inc.	1,289,574
64,200	[1]	Kinetic Concepts, Inc.	3,850,074
23,100	[1]	LifePoint Hospitals, Inc.	1,080,156
63,700		Manor Care, Inc.	2,418,052
200,700	[1]	Medarex, Inc.	1,956,825
90,300	[1]	Medco Health Solutions, Inc.	4,374,132
75,100	[1]	Medimmune, Inc.	2,133,591
134,700		Merck & Co., Inc.	4,183,782
49,200	[1]	Millipore Corp.	3,014,484
108,850	[1]	Momenta Pharmaceuticals, Inc.	2,729,958
63,200	[1]	Myriad Genetics, Inc.	1,112,320
74,300		Omnicare, Inc.	3,425,230
33,691	[1]	Orchid Cellmark, Inc.	288,395
320,300		Pfizer, Inc.	8,487,950
25,000		Pharmaceutical HOLDRs Trust	1,819,000
1,700	[1]	Possis Medical, Inc.	19,890
57,000	[1]	Respironics, Inc.	2,160,300
16,600	[1]	St. Jude Medical, Inc.	787,006
20,600	[1]	Symmetry Medical, Inc.	513,558
56,300	[1]	Triad Hospitals, Inc.	2,796,421
166,200		UnitedHealth Group, Inc.	8,692,260

1

 BlackRock Health Sciences Trust (BME) (continued)

Shares		Description	Value

		United States — (continued)
64,800	[1]	Varian Medical Systems, Inc.	$ 2,544,048
82,600	[1]	Vertex Pharmaceuticals, Inc.	1,317,470
134,100	[1]	Viropharma, Inc.	1,554,219
181,000	[1]	WebMD Corp.	1,920,410
104,900	[1]	WellPoint, Inc.	7,420,626
146,000		Wyeth	6,679,500
47,500	[1]	Zimmer Holdings, Inc.	3,912,100
		Total United States	165,050,088

		Total Common Stocks (cost $165,060,298)	184,916,099

		SHORT-TERM INVESTMENTS — 7.3%
		Money Market Fund — 1.5%
2,895,299		Fidelity Institutional Money Market Prime Portfolio	2,895,299

Principal
Amount
(000)

		U.S. Treasury & Agency Obligations — 5.8%
$ 11,600		Federal Home Loan Bank Corp., zero coupon, 8/01/05	11,600,000

		Total Short-Term Investments (cost $14,495,299)	14,495,299

		Total investments before outstanding options written (cost $179,555,5972)	199,411,398

Contracts

		OUTSTANDING PUT OPTIONS WRITTEN — (0.0)%
(60)		Bausch & Lomb, Inc., strike price $75, expires 8/20/05	(900)
(65)		Genentech, Inc., strike price $75, expires 8/20/05	(650)
(110)		Genentech, Inc., strike price $85, expires 8/20/05	(7,700)
(20)		Momenta Pharmaceuticals, Inc., strike price $22.50, expires 9/17/05	(3,850)
(250)		Myriad Genetics, Inc., strike price $15, expires 8/20/05	(5,000)
(200)		UnitedHealth Group, Inc., strike price $50, expires 8/22/05	(3,000)
(280)		Vertex Pharmaceuticals, Inc., strike price $15, expires 8/20/05	(10,500)

		Total Outstanding Put Options Written (premium received $75,412)	(31,600)

		OUTSTANDING CALL OPTIONS WRITTEN — (0.2)%
(500)		Abgenix, Inc., strike price $10, expires 8/20/05	(40,000)
(270)		Alexion Pharmaceuticals, Inc., strike price $25, expires 8/20/05	(32,400)
(170)		Amgen, Inc., strike price $85, expires 8/20/05	(5,100)
(165)		Aspect Medical Systems, Inc., strike price $35, expires 8/20/05	(9,900)
(97)		Bausch & Lomb, Inc., strike price $90, expires 8/20/05	(5,820)
(30,000)		BioMarin Pharmaceuticals, Inc., strike price $9.50, expires 8/20/05	(5,156)
(530)		Caremark Rx, Inc., strike price $45, expires 8/20/05	(46,375)
(250)		Genentech, Inc., strike price $90, expires 8/20/05	(41,250)
(250)		Genentech, Inc., strike price $95, expires 9/17/05	(40,000)
(135)		Guidant Corp., strike price $70, expires 8/20/05	(12,825)
(230)		ICOS Corp., strike price $22.50, expires 8/20/05	(68,425)
(220)		Kinetic Concepts, Inc., strike price $65, expires 8/20/05	(7,150)
(115)		Millipore Corp., strike price $65, expires 8/20/05	(3,450)
(20)		Momenta Pharmaceuticals, Inc., strike price $30, expires 9/17/05	(2,650)
(18,500)		Omnicare, Inc., strike price $50, expires 8/19/05	(4,895)
(1,000)		Pfizer, Inc., strike price $27.50, expires 8/20/05	(10,000)
(400)		Viropharma, Inc., strike price $12.50, expires 8/20/05	(28,000)
(23,000)		Wyeth, strike price $46, expires 8/19/05	(18,881)

		Total Outstanding Call Options Written (premium received $389,821)	(382,277)

		Total Investments, net of outstanding options written — 99.8%	$198,997,521
		Other assets in excess of liabilities — 0.2%	348,611

		Net Assets — 100%	$199,346,132

[1]	Non-incoming producing security.
[2]	Cost for Federal income tax purposes is $180,151,139. The net unrealized appreciation on a tax basis is $19,260,269, consisting of $20,371,758 gross unrealized appreciation and $1,111,499 gross unrealized depreciation.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Health Sciences Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005